VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II
ION GEOPHYSICAL CORPORATION AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Year Ended December 31, 2016	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$4,919	$1,834	$(5,310)	$1,443
Allowances for doubtful notes receivable	4,000	—	—	4,000
Valuation allowance on deferred tax assets	194,255	23,334	—	217,589
Excess and obsolete inventory	24,475	429	(9,855)	15,049

Year Ended December 31, 2017	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$1,443	$949	$(1,820)	$572
Allowances for doubtful notes receivable	4,000	—	—	4,000
Valuation allowance on deferred tax assets	217,589	(64,126)	—	153,463
Excess and obsolete inventory	15,049	398	(408)	15,039

Year Ended December 31, 2018	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
Allowances for doubtful accounts	$572	$222	$(364)	$430
Allowances for doubtful notes receivable	4,000	—	—	4,000
Valuation allowance on deferred tax assets	153,463	7,042	—	160,505
Excess and obsolete inventory	15,039	665	(680)	15,024